Janus Henderson International Opportunities Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares		Value
Common Stocks– 96.6%
Airlines – 1.4%
International Consolidated Airlines Group SA*	8,065,814	$19,435,777
Automobiles – 5.6%
Daimler AG	209,944	18,743,000
Stellantis NV	1,658,629	32,553,138
Toyota Motor Corp	305,000	26,661,415
		77,957,553
Banks – 6.4%
HDFC Bank Ltd	1,679,957	33,856,813
HSBC Holdings PLC	2,548,000	14,718,744
Itau Unibanco Holding SA (ADR)	2,032,274	12,213,967
UniCredit SpA	2,454,474	28,954,907
		89,744,431
Beverages – 3.4%
Asahi Group Holdings Ltd	300,000	14,019,626
Carlsberg A/S	121,099	22,577,027
Pernod Ricard SA	51,751	11,485,906
		48,082,559
Biotechnology – 2.1%
Grifols SA (ADR)	1,690,548	29,331,008
Building Products – 1.4%
Cie de Saint-Gobain	304,935	20,079,542
Chemicals – 5.3%
Akzo Nobel NV	136,055	16,808,265
Koninklijke DSM NV	209,272	39,053,189
Shin-Etsu Chemical Co Ltd	111,000	18,566,619
		74,428,073
Diversified Consumer Services – 1.2%
Afya Ltd*	213,751	5,510,501
New Oriental Education & Technology Group Inc*	1,343,338	11,073,226
		16,583,727
Diversified Financial Services – 0.4%
Linklogis Inc - Class B (144A)*	2,272,500	5,104,571
Diversified Telecommunication Services – 3.9%
Cellnex Telecom SA (144A)*	569,073	36,244,711
Telecom Italia SpA/Milano	37,415,075	18,582,222
		54,826,933
Electric Utilities – 1.5%
EDP - Energias de Portugal SA	3,851,405	20,411,145
Electronic Equipment, Instruments & Components – 2.6%
Largan Precision Co Ltd	198,000	22,031,587
TDK Corp	120,000	14,573,281
		36,604,868
Entertainment – 2.9%
Netflix Inc*	19,047	10,060,816
Nintendo Co Ltd	25,600	14,892,618
Sea Ltd (ADR)*	54,778	15,042,039
		39,995,473
Food Products – 1.2%
Uni-President Enterprises Corp	6,247,000	16,413,510
Health Care Equipment & Supplies – 1.4%
Siemens Healthineers AG (144A)	313,954	19,236,638
Health Care Providers & Services – 1.0%
Korian SA	397,522	14,676,430
Hotels, Restaurants & Leisure – 1.8%
Sands China Ltd*	4,599,600	19,372,100
Yum China Holdings Inc	80,916	5,278,648
		24,650,748
Household Durables – 1.7%
Sony Corp	240,000	23,366,943
Information Technology Services – 3.3%
Mastercard Inc	29,541	10,785,124
Network International Holdings PLC (144A)*	1,131,038	5,720,814
Worldline SA/France (144A)*	317,032	29,671,594
		46,177,532
Insurance – 6.8%
AIA Group Ltd	2,750,000	34,179,750
ASR Nederland NV	548,930	21,210,064
Ping An Insurance Group Co of China Ltd	2,289,000	22,420,944

Shares		Value
Common Stocks– (continued)
Insurance– (continued)
Tokio Marine Holdings Inc	370,000	$17,014,404
		94,825,162
Interactive Media & Services – 5.3%
Alphabet Inc - Class C*	4,629	11,601,755
NAVER Corp	24,725	9,167,573
Tencent Holdings Ltd	452,700	34,051,184
Yandex NV*	99,083	7,010,122
Z Holdings Corp	2,433,000	12,195,664
		74,026,298
Internet & Direct Marketing Retail – 3.5%
Alibaba Group Holding Ltd*	686,716	19,458,472
B2W Cia Digital*	456,938	6,087,974
MercadoLibre Inc*	3,187	4,964,677
Naspers Ltd	64,132	13,472,056
Ozon Holdings PLC (ADR)*	83,189	4,876,539
		48,859,718
Life Sciences Tools & Services – 0.7%
ICON PLC*	47,705	9,861,101
Machinery – 3.4%
Mitsubishi Heavy Industries Ltd	355,000	10,447,380
Outotec OYJ	1,022,676	11,877,567
SMC Corp/Japan	24,000	14,184,372
Volvo AB	467,237	11,244,576
		47,753,895
Metals & Mining – 0.5%
Ivanhoe Mines Ltd*	1,082,364	7,816,006
Multi-Utilities – 2.0%
RWE AG	766,766	27,781,574
Oil, Gas & Consumable Fuels – 1.1%
LUKOIL PJSC (ADR)	168,210	15,579,610
Paper & Forest Products – 1.4%
UPM-Kymmene Oyj	508,605	19,235,876
Personal Products – 1.5%
Estee Lauder Cos Inc	37,153	11,817,626
Unilever PLC	153,792	9,001,058
		20,818,684
Pharmaceuticals – 7.0%
Daiichi Sankyo Co Ltd	666,000	14,356,653
Merck KGaA	56,393	10,811,249
Novo Nordisk A/S	594,209	49,789,868
Sanofi	217,608	22,796,660
		97,754,430
Real Estate Management & Development – 1.3%
Swire Pacific Ltd	2,353,500	15,959,580
Swire Pacific Ltd - Class B	2,202,500	2,476,504
		18,436,084
Road & Rail – 0.3%
Full Truck Alliance Co (ADR)*	246,224	5,018,045
Semiconductor & Semiconductor Equipment – 3.6%
Renesas Electronics Corp*	940,000	10,163,306
Taiwan Semiconductor Manufacturing Co Ltd	1,892,000	40,407,035
		50,570,341
Software – 1.5%
Microsoft Corp	40,288	10,914,019
Software AG	220,361	9,912,261
		20,826,280
Specialty Retail – 1.0%
Nitori Holdings Co Ltd	76,000	13,451,206
Technology Hardware, Storage & Peripherals – 0.7%
FUJIFILM Holdings Corp	130,000	9,642,330
Textiles, Apparel & Luxury Goods – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	19,295	15,128,085
Thrifts & Mortgage Finance – 3.0%
Housing Development Finance Corp Ltd	1,249,832	41,623,231
Trading Companies & Distributors – 1.0%
Mitsubishi Corp	513,000	13,984,192
Wireless Telecommunication Services – 1.4%
SoftBank Group Corp	288,000	20,158,444
Total Common Stocks (cost $1,015,966,070)		1,350,258,053
Preferred Stocks– 2.5%
Technology Hardware, Storage & Peripherals – 2.5%
Samsung Electronics Co Ltd((cost $12,437,113)	540,972	35,408,203

Shares		Value
Investment Companies– 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $8,441,857)	8,441,013	$8,441,857
Total Investments (total cost $1,036,845,040) – 99.7%		1,394,108,113
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		4,355,596
Net Assets – 100%		$1,398,463,709

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$247,678,453	17.8%
France	113,838,217	8.2
China	102,405,090	7.3
Taiwan	93,894,171	6.7
Germany	86,484,722	6.2
Netherlands	86,072,576	6.2
Italy	80,090,267	5.7
India	75,480,044	5.4
Denmark	72,366,895	5.2
Hong Kong	71,987,934	5.2
Spain	65,575,719	4.7
United States	63,621,197	4.6
South Korea	44,575,776	3.2
United Kingdom	39,875,335	2.8
Finland	31,113,443	2.2
Russia	27,466,271	2.0
Brazil	23,812,442	1.7
Portugal	20,411,145	1.5
South Africa	13,472,056	1.0
Sweden	11,244,576	0.8
Ireland	9,861,101	0.7
Canada	7,816,006	0.6
Argentina	4,964,677	0.3

Total	$1,394,108,113	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	$13,867	$861	$-	$8,441,857

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	21,113,844	384,605,615	(397,278,463)	8,441,857

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PJSC	Private Joint Stock Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2021 is $95,978,328, which represents 6.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,350,258,053	$-	$-
Preferred Stocks	-	35,408,203	-
Investment Companies	-	8,441,857	-
Total Assets	$1,350,258,053	$43,850,060	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70243 08-21